Research and Development (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses
Research and development expenses relating to overhead expenses	€ 12,198	€ 8,136	€ 9,341
EVT Innovate
Expenses
Research and development expenses relating to own projects	62,100	64,064	55,992
EVT Execute
Expenses
Research and development expenses relating to own projects	2,345	2,528	3,636
Research and development expense
Expenses
Depreciation and amortisation expense	€ 471	€ 1,042	€ 789